iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Lockheed Martin Corp. ..................... 1,072,290 $ 512,286,547
a
Air Freight & Logistics  —  0 .1%
Expeditors International of Washington, Inc. ....... 455,158 50,026,416
a
Beverages  —  2 .2%
Brown-Forman Corp. , Class B , NVS ............ 267,771 9,329,142
Coca-Cola Co. (The) ...................... 8,532,522 619,034,471
Monster Beverage Corp.
(a)
................... 1,673,339 100,601,141
PepsiCo, Inc. ........................... 2,426,709 329,013,206
1,057,977,960
a
Biotechnology  —  0 .6%
United Therapeutics Corp.
(a) (b)
................ 87,944 26,654,947
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 516,604 263,209,738
289,864,685
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 370,781 25,161,199
Trane Technologies PLC .................... 709,688 272,030,507
297,191,706
a
Capital Markets  —  3 .1%
Ameriprise Financial, Inc. ................... 454,120 213,899,602
BlackRock, Inc.
(c)
......................... 473,118 432,552,863
Cboe Global Markets, Inc. ................... 353,755 78,462,859
CME Group, Inc. , Class A ................... 1,132,856 313,891,741
FactSet Research Systems, Inc. ............... 131,778 56,957,087
LPL Financial Holdings, Inc. .................. 218,495 69,872,516
Moody's Corp. ........................... 533,837 241,892,221
SEI Investments Co. ....................... 413,386 32,363,990
T Rowe Price Group, Inc. ................... 772,082 68,367,861
1,508,260,740
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 437,436 118,584,525
Ecolab, Inc. ............................ 472,329 118,757,681
Linde PLC ............................. 1,045,430 473,820,239
PPG Industries, Inc. ....................... 483,026 52,582,210
RPM International, Inc. ..................... 249,740 26,659,745
Sherwin-Williams Co. (The) .................. 571,802 201,800,362
992,204,762
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,336,066 282,818,451
Rollins, Inc. ............................. 1,063,063 60,732,789
Veralto Corp. ............................ 739,991 70,965,137
414,516,377
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 4,350,748 357,936,038
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc.
(b)
...................... 168,707 67,600,895
a
Consumer Staples Distribution & Retail  —  2 .1%
Costco Wholesale Corp. .................... 1,000,982 995,476,599
a
Containers & Packaging  —  0 .1%
Avery Dennison Corp. ...................... 168,086 28,761,196
Packaging Corp. of America ................. 159,558 29,615,560
58,376,756
a
Security Shares Value
a
Distributors  —  0 .2%
Pool Corp. ............................. 330,436 $ 96,864,009
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 4,069,917 313,180,113
a
Energy Equipment & Services  —  0 .7%
Schlumberger N.V. ........................ 10,615,350 352,960,387
a
Entertainment  —  2 .7%
Electronic Arts, Inc. ....................... 557,493 80,886,659
Netflix, Inc.
(a) (b)
........................... 1,072,715 1,214,013,020
1,294,899,679
a
Financial Services  —  10 .4%
Jack Henry & Associates, Inc. ................ 268,490 46,564,221
Mastercard, Inc. , Class A .................... 4,233,091 2,319,987,853
Visa, Inc. , Class A ........................ 7,688,061 2,656,225,076
5,022,777,150
a
Food Products  —  0 .1%
Hershey Co. (The) ........................ 326,365 54,564,964
a
Gas Utilities  —  0 .4%
Atmos Energy Corp. ....................... 1,149,843 184,699,281
a
Ground Transportation  —  0 .2%
Old Dominion Freight Line, Inc. ............... 734,166 112,532,964
a
Health Care Equipment & Supplies  —  0 .6%
Edwards Lifesciences Corp.
(a)
................ 1,288,595 97,276,037
IDEXX Laboratories, Inc.
(a) (b)
................. 253,270 109,577,265
ResMed, Inc. ........................... 313,880 74,260,869
Solventum Corp.
(a) (b)
....................... 420,132 27,779,128
308,893,299
a
Health Care Providers & Services  —  1 .9%
Molina Healthcare, Inc.
(a) (b)
................... 114,824 37,548,596
UnitedHealth Group, Inc. .................... 2,092,088 860,768,687
898,317,283
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 298,312 69,712,531
a
Hotels, Restaurants & Leisure  —  1 .3%
Chipotle Mexican Grill, Inc.
(a) (b)
................ 12,414,177 627,164,222
a
Household Durables  —  2 .2%
DR Horton, Inc. .......................... 2,576,255 325,484,057
Garmin Ltd. ............................. 1,451,127 271,172,103
NVR, Inc.
(a) (b)
............................ 34,251 244,064,063
PulteGroup, Inc. ......................... 2,004,990 205,671,874
1,046,392,097
a
Household Products  —  1 .6%
Procter & Gamble Co. (The) ................. 4,686,083 761,816,513
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 2,178,728 302,647,106
a
Insurance  —  1 .5%
Aflac, Inc. .............................. 1,746,735 189,835,160
American Financial Group, Inc. ............... 223,747 28,339,795
Arch Capital Group Ltd. .................... 1,240,393 112,478,837
Erie Indemnity Co. , Class A , NVS .............. 103,590 37,149,446
Marsh & McLennan Companies, Inc. ............ 1,530,805 345,150,603
712,953,841
a

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services  —  7 .0%
Alphabet, Inc. , Class A ..................... 5,495,118 $ 872,624,739
Alphabet, Inc. , Class C , NVS ................. 4,714,326 758,487,910
Meta Platforms, Inc. , Class A ................. 3,161,808 1,735,832,592
3,366,945,241
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 2,619,119 783,509,449
a
Life Sciences Tools & Services  —  0 .3%
Agilent Technologies, Inc. ................... 609,327 65,563,585
Waters Corp.
(a) (b)
......................... 108,691 37,795,122
West Pharmaceutical Services, Inc. ............ 147,031 31,066,180
134,424,887
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 1,669,324 516,271,834
Graco, Inc. ............................. 544,920 44,470,921
Illinois Tool Works, Inc. ..................... 1,440,263 345,533,496
906,276,251
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 794,826 19,966,029
Omnicom Group, Inc. ...................... 415,932 31,677,381
51,643,410
a
Metals & Mining  —  0 .1%
Reliance, Inc. ........................... 89,491 25,793,991
a
Multi-Utilities  —  1 .5%
Consolidated Edison, Inc. ................... 2,092,334 235,910,658
Public Service Enterprise Group, Inc. ........... 2,631,974 210,373,682
Sempra ............................... 4,019,973 298,563,395
744,847,735
a
Oil, Gas & Consumable Fuels  —  2 .3%
ConocoPhillips .......................... 7,303,137 650,855,570
Expand Energy Corp. ...................... 1,774,938 184,416,058
Texas Pacific Land Corp.
(b)
.................. 215,892 278,256,722
1,113,528,350
a
Pharmaceuticals  —  7 .2%
Eli Lilly & Co. ........................... 2,091,877 1,880,492,829
Johnson & Johnson ....................... 5,385,532 841,812,507
Merck & Co., Inc. ......................... 6,840,998 582,853,030
Zoetis, Inc. , Class A ....................... 1,139,983 178,293,341
3,483,451,707
a
Professional Services  —  2 .4%
Automatic Data Processing, Inc. ............... 2,887,308 867,924,785
Paychex, Inc. ........................... 1,553,185 228,504,577
Paycom Software, Inc. ..................... 202,952 45,946,303
1,142,375,665
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 1,476,162 180,357,473
CoStar Group, Inc.
(a) (b)
...................... 1,988,486 147,486,007
327,843,480
a
Residential REITs  —  0 .5%
AvalonBay Communities, Inc. ................ 610,376 128,166,753
Equity Residential ........................ 1,461,686 102,698,058
230,864,811
a
Retail REITs  —  0 .5%
Simon Property Group, Inc. .................. 1,543,956 242,987,795
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  10 .5%
Applied Materials, Inc. ..................... 3,715,131 $ 559,907,393
KLA Corp. .............................. 776,764 545,824,295
Lam Research Corp. ...................... 5,841,650 418,671,056
Monolithic Power Systems, Inc. ............... 166,572 98,793,853
NVIDIA Corp. ........................... 21,459,270 2,337,343,688
QUALCOMM, Inc. ........................ 3,919,734 581,923,710
Texas Instruments, Inc. ..................... 3,214,586 514,494,489
5,056,958,484
a
Software  —  9 .6%
Adobe, Inc.
(a)
............................ 2,058,811 772,012,949
AppLovin Corp. , Class A
(a) (b)
.................. 818,286 220,372,603
Cadence Design Systems, Inc.
(a)
.............. 1,007,761 300,050,760
DocuSign, Inc.
(a) (b)
........................ 988,489 80,808,976
Manhattan Associates, Inc.
(a) (b)
................ 486,069 86,223,780
Microsoft Corp. .......................... 7,389,227 2,920,665,864
Synopsys, Inc.
(a)
......................... 546,052 250,643,328
4,630,778,260
a
Specialized REITs  —  0 .6%
Public Storage ........................... 893,251 268,359,398
a
Specialty Retail  —  4 .1%
Best Buy Co., Inc. ........................ 2,000,714 133,427,617
TJX Companies, Inc. (The) .................. 9,425,299 1,212,847,475
Tractor Supply Co. ........................ 4,479,556 226,755,125
Ulta Beauty, Inc.
(a) (b)
....................... 453,087 179,259,341
Williams-Sonoma, Inc. ..................... 1,393,475 215,250,083
1,967,539,641
a
Technology Hardware, Storage & Peripherals  —  6 .4%
Apple, Inc. ............................. 13,956,563 2,965,769,638
NetApp, Inc. ............................ 1,128,143 101,250,834
3,067,020,472
a
Textiles, Apparel & Luxury Goods  —  2 .4%
Deckers Outdoor Corp.
(a) (b)
................... 1,764,093 195,514,427
Lululemon Athletica, Inc.
(a) (b)
.................. 1,257,963 340,618,641
NIKE, Inc. , Class B ....................... 11,431,077 644,712,743
1,180,845,811
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 2,270,158 183,814,693
WW Grainger, Inc. ........................ 208,982 214,062,353
397,877,046
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 1,169,797 171,971,857
Essential Utilities, Inc. ...................... 1,531,724 62,999,808
234,971,665
a
Total Long-Term Investments — 99.8%
(Cost: $ 41,706,009,854 ) .............................. 48,120,938,469

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 199,091,828 $ 199,171,465
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 66,413,369 66,413,369
a
Total Short-Term Securities — 0.6%
(Cost: $ 265,567,383 ) ................................ 265,584,834
Total Investments — 100.4%
(Cost: $ 41,971,577,237 ) .............................. 48,386,523,303
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (172,654,714)
Net Assets — 100.0% ................................. $ 48,213,868,589
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 63,556,751 $ 135,676,895
(a)
$ — $ (70,666) $ 8,485 $ 199,171,465 199,091,828 $ 297,165
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 70,928,644 — (4,515,275)
(a)
— — 66,413,369 66,413,369 2,618,583 —
BlackRock, Inc. .... 409,291,316 99,220,109 (95,043,829) 18,565,140 520,127 432,552,863 473,118 7,216,877 —
$ 18,494,474 $ 528,612
$ 698,137,697
$ 10,132,625 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 300 06/20/25 $ 83,805 $ (516,227)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Quality Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 48,120,938,469  $ —  $ —  $ 48,120,938,469
Short-Term Securities
Money Market Funds ...................................... 265,584,834  —  —  265,584,834
$ 48,386,523,303  $ —  $ —  $ 48,386,523,303
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (516,227) $ —  $ —  $ (516,227)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust